Purchased services and sport rights expenses (Tables)	12 Months Ended
Dec. 31, 2025
Purchased services and sport rights expenses
Summary of purchased services

	Years Ended December 31,
in €‘000	2025	2024	2023
Production costs	73,759	69,379	40,742
Ads costs and operational fees	45,563	40,115	32,049
Consultancy fees	10,722	24,120	27,694
Data journalist and freelancer fees	31,667	22,352	24,148
Variable service fees	19,471	8,854	6,251
Cost of materials and goods	2,964	2,808	13,682
Sales agents	2,379	2,042	2,694
Other costs	4,403	5,912	4,445
Total	190,928	175,582	151,705

Schedule of composition of sport rights expenses

	Years Ended December 31,
in €‘000	2025	2024	2023
Non-capitalized sport rights expenses	134,157	118,490	54,171
Amortization of capitalized sport rights	270,162	233,945	160,018
Total sport rights expenses	404,319	352,435	214,189